Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096616
Shareholder Report [Line Items]
Fund Name	DWS Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	SRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short-Term Municipal Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
AssetsNet	$ 128,661,837
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 117,815
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	128,661,837
Number of Portfolio Holdings	125
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	117,815
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	14%
Lease Obligations	8%
Treasuries	4%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	55%
A	25%
BBB	6%
BB	2%
Not Rated	2%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	10%
Michigan	7%
Alabama	6%
California	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096618
Shareholder Report [Line Items]
Fund Name	DWS Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	SRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short-Term Municipal Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%	[2]
AssetsNet	$ 128,661,837
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 117,815
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	128,661,837
Number of Portfolio Holdings	125
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	117,815
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	14%
Lease Obligations	8%
Treasuries	4%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	55%
A	25%
BBB	6%
BB	2%
Not Rated	2%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	10%
Michigan	7%
Alabama	6%
California	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096619
Shareholder Report [Line Items]
Fund Name	DWS Short-Term Municipal Bond Fund
Class Name	Class S
Trading Symbol	SRMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short-Term Municipal Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[3]
AssetsNet	$ 128,661,837
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 117,815
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	128,661,837
Number of Portfolio Holdings	125
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	117,815
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	14%
Lease Obligations	8%
Treasuries	4%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	55%
A	25%
BBB	6%
BB	2%
Not Rated	2%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	10%
Michigan	7%
Alabama	6%
California	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000096620
Shareholder Report [Line Items]
Fund Name	DWS Short-Term Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	MGSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Short-Term Municipal Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[4]
AssetsNet	$ 128,661,837
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 117,815
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	128,661,837
Number of Portfolio Holdings	125
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	117,815
Modified Duration to Worst	2.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	14%
Lease Obligations	8%
Treasuries	4%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	11%
AA	55%
A	25%
BBB	6%
BB	2%
Not Rated	2%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Texas	16%
New York	10%
Michigan	7%
Alabama	6%
California	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.